Background and Summary of Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Computer equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Bottom of range [member] | Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5.00%
Bottom of range [member] | Plant and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	10.00%
Top of range [member] | Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Top of range [member] | Plant and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%